INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward					$ 89,400,000	$ 74,000,000.0
Operating loss expiration year					2023
Income tax reconciliation description					NOLs may be subject to limitation under Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under the regulations.
Total net operating loss carry-forward					$ 299,200,000
Net operating loss and deferred tax asset does not include nol's					209,800,000
New jersey state net operating loss carryovers					137,700,000
Interest or penalties on unpaid tax					0	0
Income tax expense	$ 50,000		$ 50,000	$ 50,000	50,000	$ 50,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward					$ 89,400,000
GPP Revenue [Member]
Operating Loss Carryforwards [Line Items]
Income tax reconciliation description					This is a Taiwan Excise tax of 50 levied in connection with the GPP Revenue.